DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

August 19, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (formerly Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF) (the “Fund”), a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on August 17, 2021.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/Rob Benson

Rob Benson

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz,Vedder Price P.C.